Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

At December 31, 2025 and 2024, property and equipment consisted of the following:

	Useful Life	December 31, 2025	December 31, 2024
Office equipment and furniture	3 Years	$10,045	$9,630
Less: accumulated depreciation		(9,318)	(8,332)
		$727	$1,298